Segment Information - Segment information about assets, liabilities, and additions to property, plant and equipment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Information
Segment Assets	$ 297,170,593	$ 297,220,101
Segment Liabilities	192,639,902	197,563,187
Additions to Property, Plant and Equipment	18,708,491	16,759,566	$ 27,941,585
Reconciliation of segment assets to total assets
Assets	297,170,593	297,220,101
Reconciliation of segment liabilities to total liabilities
Liabilities	192,639,902	197,563,187
Content
Segment Information
Additions to Property, Plant and Equipment	1,349,954	1,627,250	2,677,448
Reconciliation of segment assets to total assets
Investments	58,985,671	57,206,369
Goodwill	241,973	241,973
Equity method gain recognized in income	564,226	1,957,544	1,189,517
Sky
Segment Information
Additions to Property, Plant and Equipment	4,020,405	4,020,282	6,297,131
Cable
Segment Information
Additions to Property, Plant and Equipment	12,835,918	10,615,147	18,450,446
Reconciliation of segment assets to total assets
Investments	568,597	721,076
Goodwill	13,794,684	13,793,684
Equity method loss recognized in income	47,024	61,930	49,913
Other Businesses
Segment Information
Additions to Property, Plant and Equipment	502,214	496,887	516,560
Reconciliation of segment assets to total assets
Investments	195,890	180,159
Goodwill	76,969	76,969
Equity method gain recognized in income	15,731	17,659
Operating segment
Segment Information
Segment Assets	223,306,809	224,999,871	237,712,519
Segment Liabilities	78,500,044	83,401,114	94,140,825
Reconciliation of segment assets to total assets
Assets	223,306,809	224,999,871	237,712,519
Reconciliation of segment liabilities to total liabilities
Liabilities	78,500,044	83,401,114	94,140,825
Operating segment | Content
Segment Information
Segment Assets	83,525,004	96,867,918	112,639,928
Segment Liabilities	39,960,653	44,129,769	50,758,643
Reconciliation of segment assets to total assets
Assets	83,525,004	96,867,918	112,639,928
Reconciliation of segment liabilities to total liabilities
Liabilities	39,960,653	44,129,769	50,758,643
Operating segment | Sky
Segment Information
Segment Assets	30,350,221	27,977,530	28,359,148
Segment Liabilities	13,680,854	13,333,944	14,227,757
Reconciliation of segment assets to total assets
Assets	30,350,221	27,977,530	28,359,148
Reconciliation of segment liabilities to total liabilities
Liabilities	13,680,854	13,333,944	14,227,757
Operating segment | Cable
Segment Information
Segment Assets	99,678,509	89,803,959	86,194,625
Segment Liabilities	21,294,108	22,675,417	25,624,966
Reconciliation of segment assets to total assets
Assets	99,678,509	89,803,959	86,194,625
Reconciliation of segment liabilities to total liabilities
Liabilities	21,294,108	22,675,417	25,624,966
Operating segment | Other Businesses
Segment Information
Segment Assets	9,753,075	10,350,464	10,518,818
Segment Liabilities	3,564,429	3,261,984	3,529,459
Reconciliation of segment assets to total assets
Assets	9,753,075	10,350,464	10,518,818
Reconciliation of segment liabilities to total liabilities
Liabilities	3,564,429	3,261,984	$ 3,529,459
Debt not allocated to segments
Segment Information
Segment Liabilities	114,139,858	114,162,073
Reconciliation of segment liabilities to total liabilities
Liabilities	114,139,858	114,162,073
Ocesa Entretenimiento, S.A. de C.V. and subsidiaries (collectively, "OCEN")
Reconciliation of segment assets to total assets
Goodwill	$ 359,613	$ 359,613